Other provisions, contingent liabilities and contingent assets- Narrative (Details) £ in Millions	12 Months Ended
	Dec. 31, 2024 GBP (£) year	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2019 EUR (€) year	Dec. 31, 2016	Jan. 17, 2025 EUR (€)	Dec. 31, 2024 EUR (€) year	Dec. 31, 2023 GBP (£)	Dec. 31, 2023 EUR (€)	Feb. 11, 2021 year
Detail of information about contingent liabilities assets and commitments [Line Items]
Balance sheet for a total amount		€ 84,000,000	€ 85,000,000	€ 200,000,000
Ongoing litigation arising from tax assessments carried out following tax audits in Spain for a disputed sum of EUR		200,000,000	207,000,000	332,000,000
Maximum amount payable in connection with a potential unfavorable result		42,000,000.0
Refund of the amounts initially claimed and paid		45,500,000
Amended corporate income taxation by limiting the offsetting of net operating losse		0.25
Additional positive impact due to the resolution of the ruling related to Royal Decree-Law 3/2016 (RDL 3/2016) for years after 2023									€ 0.70
Expected amount to be recovered by the Group in relation to the years 2016 to 2023 due to the resolution of the ruling related to Royal Decree-Law 3/2016 (RDL 3/2016)									30,600,000
Guarantees that secure commitments to investIn the capital of infrastructure project companies									€ 359,000,000
Number of types of guarantes given by exinfrastructure project companies to infrastructure project companies | year	2								2
Guarantees related to the divestment of the old services provided									€ 19,000,000
Fine for litigation related to the sanctioning procedure opened by the National Commission of Markets and Competition (CNMC) in relation to the road maintenance sector					€ 5,700,000
Guarantees granted to the buyer related to the litigation opened by the spanish national markets and competition commission CNMC provisioned									6,000,000
Amount of the guarantees provisioned				4,400,000
Capital commitments									427,000,000		€ 850,000,000
Capital commitments terminal one at new yorks JFK airport		329,000,000	768,000,000
If the final judgment is unfavorable to the Group there will be an adverse effect		87,600,000
Provisions	£ 22								€ 1,311,000,000	£ 40	1,279,000,000
Overhead costs of the business estimated per annum | £	8
Guarantees given by various group companies in relation with waste treatment and generation of energy by group | £	£ 295
Number of waste treatment plants that are already operational | year	4								4
Tons of protected land located in Blatná na Ostrove by extraction		200,000
Non-controlling interests				€ 2,240,000,000					€ 2,045,000,000		2,113,000,000
Financial closing		285,000,000
Equity accounted infrastructure projects companies [Member]
Detail of information about contingent liabilities assets and commitments [Line Items]
Capital commitments									376,000,000
Toll roads division [Member] | Equity accounted infrastructure projects companies [Member]
Detail of information about contingent liabilities assets and commitments [Line Items]
Capital commitments									46,000,000
Construction division [Member]
Detail of information about contingent liabilities assets and commitments [Line Items]
Gurantees amount									1,575,000,000
Construction division [Member] | Equity accounted infrastructure projects companies [Member]
Detail of information about contingent liabilities assets and commitments [Line Items]
Capital commitments									1,000,000
Airports division [Member] | Equity accounted infrastructure projects companies [Member]
Detail of information about contingent liabilities assets and commitments [Line Items]
Capital commitments									329,000,000
Energy and mobility infrastructure division [Member]
Detail of information about contingent liabilities assets and commitments [Line Items]
Non-controlling interests									35,000,000
POLAND | Mitsubishi Power Europe GmbH [Member]
Detail of information about contingent liabilities assets and commitments [Line Items]
Consortium led by Power unit in Turrow								52.84%
POLAND | Tecnicas Reunidas S.A. [Member]
Detail of information about contingent liabilities assets and commitments [Line Items]
Consortium led by Power unit in Turrow								23.58%
POLAND | Budimex S.A [Member]
Detail of information about contingent liabilities assets and commitments [Line Items]
Claim for liquidated damages and others								€ 248,200,000
Consortium led by Power unit in Turrow								23.58%
POLAND | Construction division [Member]
Detail of information about contingent liabilities assets and commitments [Line Items]
Provisions									(17,000,000)
UNITED STATES
Detail of information about contingent liabilities assets and commitments [Line Items]
Provisions									8,000,000		26,000,000
Anillo Vial Periférico Project [Member]
Detail of information about contingent liabilities assets and commitments [Line Items]
Contractual amount outstanding on financial assets that were derecognized during the reporting period and are still subject to implementation activities.		€ 205,000,000
Ferrovial construction companies in the united states [Member]
Detail of information about contingent liabilities assets and commitments [Line Items]
Gurantees amount											1,757,000,000
Ferrovial construction companies in the united states [Member] | UNITED STATES
Detail of information about contingent liabilities assets and commitments [Line Items]
Gurantees amount									1,235,000,000
Budimex group [Member]
Detail of information about contingent liabilities assets and commitments [Line Items]
Gurantees amount									158,000,000
Other construction companies [Member]
Detail of information about contingent liabilities assets and commitments [Line Items]
Gurantees amount									180,000,000
Other construction companies [Member] | UNITED KINGDOM
Detail of information about contingent liabilities assets and commitments [Line Items]
Gurantees amount									119,000,000
Other construction companies [Member] | SPAIN
Detail of information about contingent liabilities assets and commitments [Line Items]
Gurantees amount									22,000,000
Bank guarantees [Member]
Detail of information about contingent liabilities assets and commitments [Line Items]
Gurantees amount									2,888,000,000
Bonding agencies guarantees [Member]
Detail of information about contingent liabilities assets and commitments [Line Items]
Gurantees amount									4,666,000,000
Insurance companies guarantees [Member]
Detail of information about contingent liabilities assets and commitments [Line Items]
Gurantees amount									706,000,000
Litigation and taxes [Member] | Toll roads division [Member]
Detail of information about contingent liabilities assets and commitments [Line Items]
Proportion of ownership interest of Allan Myers VA in FAM construction, LLC							30.00%
Number of death people as result of the multiple accident on the 35w managed lanes toll road in dallas texas | year												6
Proportion of ownership interest in subsidiary				53.66%
Number of vehicles involved in a multiple accident on the 35W managed lanes toll road | year												133
Number of claims resulting from the multiple accident on the 35W Managed Lanes tollway | year												29
Amount of the civil lawsuit against cintra infrastructure SEB y JGomez parent									10,000,000
Proportion of ownership interest of Ferrovial in FAM construction, LLC							70.00%
Litigation and taxes [Member] | Construction division [Member]
Detail of information about contingent liabilities assets and commitments [Line Items]
Provisions									90,000,000		68,000,000
FineId imposed by CNMC by Ferrovial Construction S.A.			€ 38,500,000
Environmental damage caused by D4R7 Construction S.R.O						€ 8,700,000
Proportion of ownership interest of Ferrovial in consorcio Ferrocol Santander	70.00%	70.00%
Litigation and taxes [Member] | Construction division [Member] | D4R7 construction S.R.O. [Member]
Detail of information about contingent liabilities assets and commitments [Line Items]
Proportion of ownership interest in subsidiary						65.00%
Proportion of ownership interest in D4R7 construction S.R.O.						35.00%
Number of plots of land jánošíková as loans for the construction of the D4R7 toll road | year						2
Environmental damage caused by D4R7 Construction S.R.O		€ 6,600,000
Bank guarantees and other guarantees issued by insurance companies [Member]
Detail of information about contingent liabilities assets and commitments [Line Items]
Gurantees amount									8,260,000,000		8,533,000,000
Bank guarantees and other guarantees issued by insurance companies [Member] | Toll roads division [Member]
Detail of information about contingent liabilities assets and commitments [Line Items]
Gurantees amount									476,000,000		404,000,000
Bank guarantees and other guarantees issued by insurance companies [Member] | Construction division [Member]
Detail of information about contingent liabilities assets and commitments [Line Items]
Gurantees amount									7,074,000,000		7,013,000,000
Bank guarantees and other guarantees issued by insurance companies [Member] | Airports division [Member]
Detail of information about contingent liabilities assets and commitments [Line Items]
Gurantees amount									€ 355,000,000		€ 799,000,000